MHM Draft Final


                 AMENDMENT TO SECURITIES REGISTRATION STATEMENT


        LOOMIS SAYLES FUNDS II - LOOMIS SAYLES INVESTMENT GRADE BOND FUND

                 AMENDMENT TO SECURITIES REGISTRATION STATEMENT

To: Director of Kanto Local Finance Bureau

                                                      Filing Date: June 30, 2005

Name of the Registrant Trust:                        LOOMIS SAYLES FUNDS II
Name and Official Title of Trustees:                 Michael Kardok
                                                     Treasurer of the Trust

Address of Principal Office:                         399 Boylston Street
                                                     Boston, Massachusetts 02116
                                                     U. S. A.

Name and Title of Registration Agent:                Harume Nakano
                                                     Attorney-at-Law
                                                     /s/ Harume Nakano
                                                     -------------------------
                                                                          (Seal)

                                                     Ken Miura
                                                     Attorney-at-Law
                                                     /s/ Ken Miura
                                                     ---------------------
                                                                      (Seal)

Address or Place of Business                         Marunouchi Kitaguchi Building
                                                     6-5, Marunouchi 1-chome
                                                     Chiyoda-ku, Tokyo

Name of Liaison Contact:                             Harume Nakano
                                                     Ken Miura
                                                     Attorneys-at-Law

Place of Liaison Contact:                            Mori Hamada & Matsumoto
                                                     Marunouchi Kitaguchi Building
                                                     6-5, Marunouchi 1-chome
                                                     Chiyoda-ku, Tokyo

Phone Number:                                        03-6212-8316

Name of the Fund Making Public                       LOOMIS SAYLES INVESTMENT GRADE
Offering or Sale of Foreign                          BOND FUND
Investment Fund Securities:

Aggregate Amount of                                  Shares of a series of a diversified open-end
Foreign Investment Fund Securities                   management investment company organized as a
to be Publicly Offered or Sold:                      Massachusetts business trust;

                                                     Up to 120 million shares
                                                     Up to the amount derived by multiplying 120
                                                     million by the respective applicable issue
                                                     prices (the estimated maximum amount is
                                                     1,410 million dollars (approximately 152.4
                                                     billion yen))

Note 1: The maximum amount expected to be sold is an amount calculated by multiplying the net asset value per Class J Share as at the end of January, 2005 (U.S.$ 11.75) by the number of Class J Shares to be offered for convenience.

Note 2: U.S.$ amount is translated into Japanese Yen at the rate of U.S.$l.00=(Y)108.11 the mean of the exchange rate quotations by The Bank of Tokyo-Mitsubishi, Ltd. for buying and selling spot dollars by telegraphic transfer against yen as of May 31, 2005.

Places where a copy of this Semi-Annual Report is available for Public
Inspection

                                 Not applicable.

I.   REASON FOR FILING THIS AMENDMENT TO SECURITIES REGISTRATION STATEMENT:

          This statement is intended to amend and update the relevant information of the Securities Registration Statement filed March 31, 2005 (the "original SRS") due to the fact that the Semi-annual Report was filed today. It is also intended to amend the original SRS to reflect some subsequent changes.
          The exchange rate used in this statement is different from the one used in the original SRS, as the latest exchange rate is used in this statement.

     Amended parts are underlined in "(2) Other amendments".


II.  CONTENTS OF AMENDMENT:

(1)  Amendments made due to filing of Semi-Annual Report

The following items in the original SRS are updated and/or added as stated in the Semi-Annual Report.

------------------------------------------------------------------------------------------------------------------
Original SRS                                 Semi-Annual Report                      Manner of Amendment
------------------------------------------------------------------------------------------------------------------
PART II  INFORMATION
CONCERNING FUNDS
I.   DESCRIPTION OF THE FUND
5    STATUS OF INVESTMENT FUND               1   STATUS OF INVESTMENT FUND
(1) Diversification of Investment            (1) Diversification of Investment       Update
    Portfolio                                    Portfolio
(3) Result of Past Operation                 (2) Result of Past Operation            Addition/Update
------------------------------------------------------------------------------------------------------------------
II.        FINANCIAL HIGHLIGHTS              II   OUTLINE OF FINANCIAL CONDITIONS    Addition
                                                  OF THE FUND
------------------------------------------------------------------------------------------------------------------
PART III  DETAILED
INFORMATION OF THE FUND
VI  FINANCIAL CONDITIONS OF THE FUND          II. OUTLINE OF FINANCIAL CONDITIONS    Addition
                                                  OF THE FUND
------------------------------------------------------------------------------------------------------------------
V.   RESULT OF SALE AND REPURCHASE           III. RESULT OF SALE AND REPURCHASE      Addition
------------------------------------------------------------------------------------------------------------------
PART IV SPECIAL INFORMATION
I   OUTLINE OF THE TRUST
1   OUTLINE OF THE TRUST                     IV. OUTLINE OF THE TRUST
(2) Loomis Sayles and Company, L.P. (the     (1)        Amount of Capital            Update
    Investment Management Company)           2   Loomis Sayles and Company, L.P.
(a) Amount of Capital                            (the Investment Management
                                                 Company)
------------------------------------------------------------------------------------------------------------------
2   DESCRIPTION OF BUSINESS AND OUTLINE      (2) Description of Business and         Update
    OF OPERATION                                 Outline of Operation
(2) Investment Management Company            2   Investment Management Company
------------------------------------------------------------------------------------------------------------------
5   MISCELLANEOUS                            IV OUTLINE OF THE TRUST                 Addition
                                             (3) Miscellaneous
------------------------------------------------------------------------------------------------------------------

* Contents of the Semi-Annual Report are as follows:

I.   STATUS OF INVESTMENT PORTFOLIO
     (LOOMIS SAYLES INVESTMENT GRADE BOND FUND (hereinafter referred to as the "Fund"))

(1)  Diversification of Investment Portfolio

                                                                                                      (As of the end May, 2005)
===============================================================================================================================
Types of Assets                                   Name of Country                    Market Value Total        Investment Ratio
===============================================================================================================================
     Corporate                                    U.S.                                      110,256,114                  27.40%
     Agency                                       Multi-National                             13,811,323                   3.43%
     Corporate                                    Chile                                      11,302,872                   2.81%
     Corporate                                    Great Britian                               6,921,211                   1.72%
     Corporate                                    Mexico                                      5,382,729                   1.34%
     Corporate                                    Canada                                      4,160,489                   1.03%
     Corporate                                    Korea                                       3,302,414                   0.82%
     Corporate                                    Germany                                     3,033,228                   0.75%
     Corporate                                    Brazil                                      2,439,188                   0.61%
     Corporate                                    Philippnes                                  1,429,447                   0.36%
     Corporate                                    Malaysia                                    1,273,144                   0.32%
     Corporate                                    Venezula                                      187,000                   0.05%
     Corporate                                    Argentina                                     136,500                   0.03%
                                                  ---------
Bond
===============================================================================================================================
Convertible Bonds                                 U.S.                                        5,392,975                   1.34%
===============================================================================================================================

-------------------------------------------------------------------------------------------------------
Government/agencies                               U.S.                                       93,860,032                  23.32%
-------------------------------------------------------------------------------------------------------========================
Foreign Government Bonds                          Canada                                     71,736,256                  17.83%
                                                  Sweden                                     12,875,053                   3.20%
                                                  Norway                                      9,967,752                   2.48%
                                                  Mexico                                      8,888,174                   2.21%
                                                  Brazil                                      4,451,821                   1.11%
                                                  New Zealand                                 3,680,537                   0.91%
                                                  South Africa                                  694,320                   0.17%
                                                  Signapore                                     317,227                   0.08%
                                                  Peru                                          230,175                   0.06%
                                                  Venezula                                      100,000                   0.02%


-------------------------------------------------------------------------------------------------------------------------------
Repurchase Agreement                                                                         25,212,000                   6.26%
=======================================================================================================
Sub-Total                                                                                   401,041,981                  99.66%
===============================================================================================================================
Cash, Deposit and other Assets                                                                1,384,879                   0.34%
===============================================================================================================================
                      Total                                                                 402,426,860                    100%
                (Net Asset Value)
===============================================================================================================================

Note 1: Investment ratio is calculated by dividing each asset at its market value by the total net asset value of the Fund. The same applies hereinafter.
Note 2: The exchange rate of U.S. Dollars ("dollar" or "$") into Japanese Yen is (Y)108.11 for one U.S. Dollar, which is the actual middle point between the selling and buying currency rate by telegraphic transfer of The Bank of Tokyo-Mitsubishi, Ltd. as of May 31, 2005. The same applies hereinafter.
Note 3: In this report, money amounts and percentages have been rounded. Therefore, there are cases in which the amount for the "total" column is not equal to the aggregate amount. Also, conversion into other currencies is done simply by multiplying the corresponding amount by the conversion rate specified and rounded up when necessary. As a result, in this report, there are cases in which figures for the same information differ from each other.

(2)  Results of Past Operations
 (a) Record of Changes in Net Assets
          Record of changes in net assets at the end of each of during the one year period up to and including the end of May, 2005 is as follows:

----------------------------------------------------------------------------------------------------------------------------------
                                                                   Total Net Asset Value               Net Asset Value per Share
----------------------------------------------------------------------------------------------------------------------------------
                                                                  US$                Yen
                                                              (thousands)         (millions)             US$                Yen
----------------------------------------------------------------------------------------------------------------------------------
2004 end of June                Class Y                          11,868              1,283              11.30              1,222
                                Class J                         363,726             39,322              11.29              1,221
                                Class B                           1,433                155              11.27              1,218
                                ClassC                            7,333                793              11.27              1,218
                                Class A                           8,228                890              11.30              1,222
----------------------------------------------------------------------------------------------------------------------------------
            July                Class Y                          11,877              1,284              11.40              1,232
                                Class J                         364,040             39,356              11.38              1,230
                                Class B                           1,494                162              11.37              1,229
                                ClassC                            7,739                837              11.36              1,228
                                Class A                           8,349                903              11.39              1,231
----------------------------------------------------------------------------------------------------------------------------------
            August              Class Y                          12,196              1,319              11.66              1,261
                                Class J                         362,255             39,163              11.65              1,259
                                Class B                           1,590                172              11.63              1,257
                                ClassC                            8,269                894              11.62              1,256
                                Class A                           9,145                989              11.66              1,261
----------------------------------------------------------------------------------------------------------------------------------
            September           Class Y                          12,543              1,356              11.85              1,281
                                Class J                         342,871             37,068              11.83              1,279
                                Class B                           1,797                194              11.82              1,278
                                ClassC                            9,191                994              11.81              1,277
                                Class A                           9,506              1,028              11.84              1,280
----------------------------------------------------------------------------------------------------------------------------------
            October             Class Y                          12,875              1,392              12.05              1,303
                                Class J                         337,175             36,452              12.02              1,299
                                Class B                           2,068                224              12.01              1,298
                                ClassC                           10,057              1,087              12.00              1,297
                                Class A                          10,646              1,151              12.04              1,302
----------------------------------------------------------------------------------------------------------------------------------
            November            Class Y                          13,745              1,486              12.17              1,316
                                Class J                         340,781             36,842              12.15              1,314
                                Class B                           2,319                251              12.13              1,311
                                Class C                          10,686              1,155              12.13              1,311
                                Class A                          12,081              1,306              12.16              1,315
----------------------------------------------------------------------------------------------------------------------------------
            December            Class Y                          14,225              1,538              11.84              1,280
                                Class J                         317,579             34,333              11.83              1,279
                                Class B                           2,477                268              11.81              1,277
                                Class C                          11,520              1,245              11.81              1,277
                                Class A                          22,175              2,397              11.83              1,279
----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
                                                                   Total Net Asset Value               Net Asset Value per Share
----------------------------------------------------------------------------------------------------------------------------------
                                                                  US$                Yen
                                                              (thousands)         (millions)             US$                Yen
----------------------------------------------------------------------------------------------------------------------------------
2005 end of January            Class Y                           14,677              1,587              11.77              1,272
                               Class J                          312,484             33,783              11.75              1,270
                               Class B                            2,521                273              11.74              1,269
                               Class C                           12,871              1,391              11.73              1,268
                               Class A                           23,814              2,575              11.76              1,271
----------------------------------------------------------------------------------------------------------------------------------
            February           Class Y                           15,281              1,652              11.79              1,275
                               Class J                          323,958             35,023              11.78              1,274
                               Class B                            2,663                288              11.76              1,271
                               Class C                           14,384              1,555              11.75              1,270
                               Class A                           24,868              2,688              11.79              1,275
----------------------------------------------------------------------------------------------------------------------------------
            March              Class Y                           15,533              1,679              11.61              1,255
                               Class J                          325,716             35,213              11.59              1,253
                               Class B                            2,741                296              11.57              1,251
                               Class C                           16,113              1,742              11.57              1,251
                               Class A                           25,375              2,743              11.61              1,255
----------------------------------------------------------------------------------------------------------------------------------
            April              Class Y                           17,542              1,896              11.59              1,253
                               Class J                          329,543             35,627              11.57              1,251
                               Class B                            2,884                312              11.55              1,249
                               Class C                           17,425              1,884              11.54              1,248
                               Class A                           21,820              2,359              11.58              1,252
----------------------------------------------------------------------------------------------------------------------------------
            May                Class Y                           18,864              2,039              11.60              1,254
                               Class J                          337,093             36,443              11.58              1,252
                               Class B                            3,050                330              11.55              1,249
                               Class C                           19,586              2,117              11.55              1,249
                               Class A                           23,834              2,577              11.59              1,253
----------------------------------------------------------------------------------------------------------------------------------

     (b)  Record of Distributions Paid

--------------------------------------------------------------------------------------------------------------------
                Payment date              Ex-dividend date          Class               US$             JPY
--------------------------------------------------------------------------------------------------------------------
8th FY        October 6, 2003             October 1, 2003          Class Y        US$       0.0531  (\      5.74 )
                                                                   Class J        US$       0.0461  (\      4.98 )
                                                                   Class B        US$       0.0477  (\      5.16 )
                                                                   Class C        US$       0.0477  (\      5.16 )
                                                                   Class A        US$       0.0510  (\      5.51 )
--------------------------------------------------------------------------------------------------------------------
              November 6, 2003            November 3, 2003         Class Y        US$       0.0542  (\      5.86 )
                                                                   Class J        US$       0.0469  (\      5.07 )
                                                                   Class B        US$       0.0470  (\      5.08 )
                                                                   Class C        US$       0.0470  (\      5.08 )
                                                                   Class A        US$       0.0526  (\      5.69 )
--------------------------------------------------------------------------------------------------------------------
              November 28, 2003           November 24, 2003        Class Y        US$       0.0703  (\      7.60 )
                                                                   Class J        US$       0.0703  (\      7.60 )
                                                                   Class B        US$       0.0703  (\      7.60 )
                                                                   Class C        US$       0.0703  (\      7.60 )
                                                                   Class A        US$       0.0703  (\      7.60 )
--------------------------------------------------------------------------------------------------------------------
              December 4, 2003            December 12, 2003        Class Y        US$       0.0790  (\      8.54 )
                                                                   Class J        US$       0.0720  (\      7.78 )
                                                                   Class B        US$       0.0682  (\      7.37 )
                                                                   Class C        US$       0.0682  (\      7.37 )
                                                                   Class A        US$       0.0769  (\      8.31 )
--------------------------------------------------------------------------------------------------------------------
              January 6, 2004             December 31, 2003        Class Y        US$       0.0516  (\      5.58 )
                                                                   Class J        US$       0.0443  (\      4.79 )
                                                                   Class B        US$       0.0414  (\      4.48 )
                                                                   Class C        US$       0.0429  (\      4.64 )
                                                                   Class A        US$       0.0493  (\      5.33 )
--------------------------------------------------------------------------------------------------------------------
              February 2, 2004            February 2, 2004         Class Y        US$       0.0516  (\      5.58 )
                                                                   Class J        US$       0.0456  (\      4.93 )
                                                                   Class B        US$       0.0437  (\      4.72 )
                                                                   Class C        US$       0.0443  (\      4.79 )
                                                                   Class A        US$       0.0509  (\      5.50 )
--------------------------------------------------------------------------------------------------------------------
              March 4, 2004               March 1, 2004            Class Y        US$       0.0486  (\      5.25 )
                                                                   Class J        US$       0.0417  (\      4.51 )
                                                                   Class B        US$       0.0388  (\      4.19 )
                                                                   Class C        US$       0.0411  (\      4.44 )
                                                                   Class A        US$       0.0451  (\      4.88 )
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
                Payment date              Ex-dividend date          Class               US$             JPY
--------------------------------------------------------------------------------------------------------------------
             April 6, 2004             April 1, 2004             Class Y          US$         0.0487  (\     5.26 )
                                                                 Class J          US$         0.0413  (\     4.46 )
                                                                 Class B          US$         0.0376  (\     4.06 )
                                                                 Class C          US$         0.0392  (\     4.24 )
                                                                 Class A          US$         0.0454  (\     4.91 )
--------------------------------------------------------------------------------------------------------------------
             May 6, 2004               May 3, 2004               Class Y          US$         0.0488  (\     5.28 )
                                                                 Class J          US$         0.0416  (\     4.50 )
                                                                 Class B          US$         0.0380  (\     4.11 )
                                                                 Class C          US$         0.0390  (\     4.22 )
                                                                 Class A          US$         0.0450  (\     4.86 )
--------------------------------------------------------------------------------------------------------------------
             June 4, 2004              May 28, 2004              Class Y          US$         0.0497  (\     5.37 )
                                                                 Class J          US$         0.0426  (\     4.61 )
                                                                 Class B          US$         0.0407  (\     4.40 )
                                                                 Class C          US$         0.0395  (\     4.27 )
                                                                 Class A          US$         0.0461  (\     4.98 )
--------------------------------------------------------------------------------------------------------------------
             July 7, 2004              June 30, 2004             Class Y          US$         0.0484  (\     5.23 )
                                                                 Class J          US$         0.0419  (\     4.53 )
                                                                 Class B          US$         0.0384  (\     4.15 )
                                                                 Class C          US$         0.0387  (\     4.18 )
                                                                 Class A          US$         0.0451  (\     4.88 )
--------------------------------------------------------------------------------------------------------------------
             August 5, 2004            July 30, 2004             Class Y          US$         0.0497  (\     5.37 )
                                                                 Class J          US$         0.0427  (\     4.62 )
                                                                 Class B          US$         0.0392  (\     4.24 )
                                                                 Class C          US$         0.0393  (\     4.25 )
                                                                 Class A          US$         0.0461  (\     4.98 )
--------------------------------------------------------------------------------------------------------------------
             September 7, 2004         August 31, 2004           Class Y          US$         0.0516  (\     5.58 )
                                                                 Class J          US$         0.0448  (\     4.84 )
                                                                 Class B          US$         0.0409  (\     4.42 )
                                                                 Class C          US$         0.0411  (\     4.44 )
                                                                 Class A          US$         0.0482  (\     5.21 )
--------------------------------------------------------------------------------------------------------------------
9th FY       October 6, 2004           September 30, 2004        Class Y          US$         0.0520  (\     5.62 )
                                                                 Class J          US$         0.0469  (\     5.07 )
                                                                 Class B          US$         0.0422  (\     4.56 )
                                                                 Class C          US$         0.0419  (\     4.53 )
                                                                 Class A          US$         0.0488  (\     5.28 )
--------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
                Payment date              Ex-dividend date          Class               US$             JPY
----------------------------------------------------------------------------------------------------------------------
             November 4, 2004          October 29, 2004          Class Y          US$         0.0535  (\       5.78 )
                                                                 Class J          US$         0.0458  (\       4.95 )
                                                                 Class B          US$         0.0428  (\       4.63 )
                                                                 Class C          US$         0.0423  (\       4.57 )
                                                                 Class A          US$         0.0496  (\       5.36 )
----------------------------------------------------------------------------------------------------------------------
             December 6, 2004          November 30, 2004         Class Y          US$         0.0471  (\       5.09 )
                                                                 Class J          US$         0.0397  (\       4.29 )
                                                                 Class B          US$         0.0364  (\       3.94 )
                                                                 Class C          US$         0.0361  (\       3.90 )
                                                                 Class A          US$         0.0434  (\       4.69 )
----------------------------------------------------------------------------------------------------------------------
             January 4, 2005           December 29, 2004         Class Y          US$         0.2647  (\      28.62 )
                                                                 Class J          US$         0.2567  (\      27.75 )
                                                                 Class B          US$         0.2535  (\      27.41 )
                                                                 Class C          US$         0.2533  (\      27.38 )
                                                                 Class A          US$         0.2612  (\      28.24 )
----------------------------------------------------------------------------------------------------------------------
             February 4, 2005          Feburuary 1, 2005         Class Y          US$         0.0496  (\       5.36 )
                                                                 Class J          US$         0.0422  (\       4.56 )
                                                                 Class B          US$         0.0384  (\       4.15 )
                                                                 Class C          US$         0.0390  (\       4.22 )
                                                                 Class A          US$         0.0457  (\       4.94 )
----------------------------------------------------------------------------------------------------------------------
             March 4, 2005             March 1, 2005             Class Y          US$         0.0463  (\       5.01 )
                                                                 Class J          US$         0.0397  (\       4.29 )
                                                                 Class B          US$         0.0361  (\       3.90 )
                                                                 Class C          US$         0.0366  (\       3.96 )
                                                                 Class A          US$         0.0428  (\       4.63 )
----------------------------------------------------------------------------------------------------------------------
             April 6, 2005             April 1, 2005             Class Y          US$         0.0477  (\       5.16 )
                                                                 Class J          US$         0.0404  (\       4.37 )
                                                                 Class B          US$         0.0368  (\       3.98 )
                                                                 Class C          US$         0.0370  (\       4.00 )
                                                                 Class A          US$         0.0438  (\       4.74 )
----------------------------------------------------------------------------------------------------------------------
             May 5, 2005               May 2, 2005               Class Y          US$         0.0471  (\       5.09 )
                                                                 Class J          US$         0.0400  (\       4.32 )
                                                                 Class B          US$         0.0365  (\       3.95 )
                                                                 Class C          US$         0.0368  (\       3.98 )
                                                                 Class A          US$         0.0430  (\       4.65 )
----------------------------------------------------------------------------------------------------------------------

(c)  Record of Earning Ratio

          Record of earning ratio during one year up to and including the end of May, 2005 is as follows:

     -----------------------------------------------------------------
                                   Earning ratio (%) 1) 2)
     -----------------------------------------------------------------
     Class Y                                    10.09
     -----------------------------------------------------------------
     Class J                                     9.36
     -----------------------------------------------------------------
     Class B                                     8.82
     -----------------------------------------------------------------
     Class C                                     8.92
     -----------------------------------------------------------------
     Class A                                     9.71
     -----------------------------------------------------------------

(Note) Earning ratio of each class is calculated based on the following formula:

   NAV per share 5/31/05 + Distributions for one year - NAV per share 5/31/04
       -----------------------------------------------------------------   X 100
                              NAV per share 5/31/04

1)   Includes capital gain distributions.
2)   Distributions used for the period ended 5/31/05 are based on payment date.

II.  OUTLINE OF THE FINANCIAL CONDITIONS OF THE FUND

     The Fund shall use as the auditors the professional services of Pricewaterhouse Coopers.

     [The Japanese translation of the financial statement of the Fund to be incorporated.]

III  Record of Sales and Repurchase
          Record of sales and repurchases during one year period up to and including the end of May, 2005 and number of outstanding shares of the Fund as of the end of May, 2005 are as follows:

--------------------------------------------------------------------------------------------
                       Number of             Number of Units       Number of Outstanding
                      Units Sold               Repurchased                 Units
--------------------------------------------------------------------------------------------
Class Y             1,542,774.492*             819,677.072             1,626,664.732
                          (0)                      (0)                      (0)
--------------------------------------------------------------------------------------------
Class J             10,533,910.000            13,319,860.000           29,131,600.000
                   (10,533,910.000)          (13,319,860.000)         (29,131,600.000)
--------------------------------------------------------------------------------------------
Class B              180,016.225*               36,994.151              264,630.694
                          (0)                      (0)                      (0)
--------------------------------------------------------------------------------------------
Class C             1,192,262.068*             118,922.675             1,683,745.777
                          (0)                      (0)                      (0)
--------------------------------------------------------------------------------------------
Class A             2,205,421.136*             870,674.482             2,040,580.684
                          (0)                      (0)                      (0)
--------------------------------------------------------------------------------------------

Note 1: The numbers of shares sold, redeemed and outstanding in the parenthesis represents those sold, redeemed and outstanding in Japan.
Note 2:   The numbers of units sold marked with * include reinvested shares.


IV.  OUTLINE OF THE TRUST

(1)  Amount of Capital:

     1.   Trust

            Not applicable.

     2.   Loomis, Sayles & Company, L.P. (Investment Management Company)

          1)   Amount of Capital (issued capital stock at par value):
               Not applicable. Provided, however, that the partner capital was $50,606,066 (\54.71 billion) as of May 31, 2005.

          2)   Number of authorized shares of capital stock:
               Not applicable.

          3)   Number of outstanding shares of capital stock:
               Not applicable.

          4)   Increase/decrease in amount of capital for the last 5 years:
               Not applicable.

(2)  Description of Business and Outline of Operation:
     1.   Trust
          The Trust may carry out any administrative and managerial act, including the purchase, sale, subscription and exchange of any securities, and the exercise of all rights directly or indirectly pertaining to the Fund's assets. The Trust has retained Loomis Sayles & Company, L.P., the investment adviser, to render investment advisory services, IXIS Asset Management, to render administrative services, and State Street Bank and Trust Company, to hold the assets of the Fund in custody and act as Transfer, Dividend Payment and Shareholder Servicing Agent.

     2. Loomis, Sayles & Company, L.P. (Investment Management Company) Investment Management Company is engaged in the business of providing investment management and investment advisory services to mutual funds.
          As of the end of May, 2005, Investment Management Company administers and manages the following 37 portfolios, including 12 of the portfolios of the Trust with the total net asset value is approx. US$ 2,480 million.

Fund List

                                                                                 (as of the end of May, 2005)
----------------------------------------------------------------------------------------------------------------------
            Fund                    Month              Principal                Total NAV          NAV per share
                                    /Date           Characteristics      ($ million; *=$ Rounded          ($)
                                    /Year                                to thousands, 000 omit)
                                 Established
----------------------------------------------------------------------------------------------------------------------
LOOMIS SAYLES FUNDS I (9 portfolios)
----------------------------------------------------------------------------------------------------------------------
Loomis Sayles Bond Fund             5/16/91        Fixed Income/Open      Retail             479   Retail      13.61
                                                                           Inst.           3,009    Inst.      13.63
                                                                           Admin              52    Admin      13.58
----------------------------------------------------------------------------------------------------------------------
Loomis Sayles Global Bond Fund      5/10/91          Global/Open          Retail             696   Retail      15.57
                                                                          Inst.              514    Inst.      15.70
----------------------------------------------------------------------------------------------------------------------
Loomis Sayles Fixed Income Fund     1/17/95       Fixed Income/Open       Inst.              372               13.43
----------------------------------------------------------------------------------------------------------------------
Loomis Sayles Institutional         6/5/96        Fixed Income/Open       Inst.               97                7.38
High Income Fund
----------------------------------------------------------------------------------------------------------------------
Loomis Sayles Intermediate          1/28/98       Fixed Income/Open       Inst.               37                9.72
Duration Fixed Income Fund
----------------------------------------------------------------------------------------------------------------------
Loomis Sayles Investment Grade      7/1/94        Fixed Income/Open       Inst.              184               13.14
Fixed Income Fund
----------------------------------------------------------------------------------------------------------------------
Loomis Sayles Small Cap Value       5/13/91          Equity/Open          Retail             212   Retail      25.07
Fund                                                                      Inst.              350    Inst.      25.23
                                                                          Admin               60    Admin      24.82
----------------------------------------------------------------------------------------------------------------------
Loomis Sayles                       5/21/91       Fixed Income/Open       Inst.               10    Inst.      11.17
Inflation-ProtectedSecurities
Fund
----------------------------------------------------------------------------------------------------------------------
Loomis Sayles High Income           2/27/04       Fixed Income/Open       Inst.               10    Inst.      10.39
Opportunities Fund
----------------------------------------------------------------------------------------------------------------------

LOOMIS SAYLES FUNDS II (12 portfolios)
----------------------------------------------------------------------------------------------------------------------
Loomis Sayles Aggressive Growth     12/31/96          Equity/Open         Retail              24    Retail     16.69

Growth Fund                                                               Inst.               24    Inst.      17.01
----------------------------------------------------------------------------------------------------------------------
Loomis Sayles Research Fund          7/31/00         Equity/Open            A              * 201      A         8.71
                                                                            B              * 166      B         8.61
                                                                            C               * 54      C         8.59
                                                                            Y                 24      Y         8.74
----------------------------------------------------------------------------------------------------------------------
Loomis Sayles Growth Fund           5/16/91          Equity/Open            A                 44      A         5.56
                                                                            B                 38      B         5.49
                                                                            C                 20      C         5.49
                                                                            Y                 80      Y         5.76
----------------------------------------------------------------------------------------------------------------------
Loomis Sayles Value Fund            5/13/91          Equity/Open          Inst.               35    Inst.      17.35
----------------------------------------------------------------------------------------------------------------------
Loomis Sayles Investment Grade      12/31/96      Fixed Income/Open         Y                 19      Y        11.60
Bond Fund                                                                   J                337      J        11.58
                                                                            A                 24      A        11.59
                                                                            B                  3      B        11.55
                                                                            C                 20      C        11.55
----------------------------------------------------------------------------------------------------------------------
Loomis Sayles Small Cap Growth      12/31/96         Equity/Open            R                  4      R         9.76
Fund                                                                      Inst.               15    Inst.       9.97
----------------------------------------------------------------------------------------------------------------------
Loomis Sayles Worldwide Fund         5/1/96          Global/Open          Inst.               21    Inst.      11.02
----------------------------------------------------------------------------------------------------------------------
Loomis Sayles Tax-Managed           10/1/95          Equity/Open          Inst.                9                8.91
Equity Fund
----------------------------------------------------------------------------------------------------------------------
Loomis Sayles                        1/3/89       Fixed Income/Open         A                149      A        11.22
Limited Term                                                                B                 17      B        11.20
Government and Agency Fund                                                  C                  6      C        11.21
                                                                            Y                  3      Y        11.26
----------------------------------------------------------------------------------------------------------------------
Loomis SaylesMunicipal Income        5/9/77       Fixed Income/Open         A                106      A         7.56
Fund
                                                                            B                  8      B         7.57
----------------------------------------------------------------------------------------------------------------------
Loomis Sayles High Income Fund      2/22/84       Fixed Income/Open         A                 23      A         4.88
                                                                            B                 14      B         4.88
                                                                            C                  3      C         4.88
----------------------------------------------------------------------------------------------------------------------
Loomis SaylesStrategic Income        5/1/95       Fixed Income/Open         A                697      A        13.84
Fund
                                                                            B                136      B        13.89
                                                                            C                545      C        13.88
                                                                            Y                 32      Y        13.84
----------------------------------------------------------------------------------------------------------------------

IXIS ADVISOR TRUSTS I, II, and III (formerly named CDC NVEST TRUSTS I, II and III)
(6 portfolios)
----------------------------------------------------------------------------------------------------------------------
IXIS U.S. Diversified Portfolio      7/7/94           Equity/Open           A                376      A        18.42
(formerly named CDC Nvest Star                                              B                190      B        16.52
Advisers  Fund)                                                             C                 51      C        16.53
                                                                            Y                 21      Y        19.50
----------------------------------------------------------------------------------------------------------------------
IXIS Value Fund (formerly named      6/5/70          Equity/Open            A                100      A         8.95
CDC Nvest Star Value Fund)                                                  B                 25      B         8.21
                                                                            C                  3      C         8.21
----------------------------------------------------------------------------------------------------------------------
Loomis Sayles  Massachusetts Tax    3/23/84        Fixed Income/Open        A                 79      A        16.84
Free Income Fund                                                            B                  4      B        16.80
----------------------------------------------------------------------------------------------------------------------
Loomis Sayles Core PlusBond Fund    11/7/73        Fixed Income/Open        A                108      A        11.51
                                                                            B                139      B        11.52
                                                                            C                  6      C        11.52
                                                                            Y                 10      Y        11.56
----------------------------------------------------------------------------------------------------------------------
IXIS Moderate Diversified           7/14/04      Fixed Income/Equity/       A                 47      A        10.47
Portfolio                                                Open               C                 78      C        10.42
----------------------------------------------------------------------------------------------------------------------

                                      -12

IXIS Equity Diversified             1/31/04           Equity/Open           A                  6      A         9.96
Portfolio                                                                   C                  9      C         9.95
----------------------------------------------------------------------------------------------------------------------

UNRELATED FUNDS (10 portfolios) [Total net asset numbers for the Unrelated Funds can only be provided as of
12/31/04. They are not available as of a more recent date. I believe we provided these numbers for the March SRS filing. Please use the numbers from the March  filing.]

----------------------------------------------------------------------------------------------------------------------
Metropolitan Series                  5/2/94          Equity/Open            A            369 (1)    A        210.26
Fund-Loomis Sayles                                                          B              6 (1)    B        208.72
     Small Cap Series                                                       E             47 (1)    E        209.13
----------------------------------------------------------------------------------------------------------------------
Managers Bond Fund                    5/84        Fixed Income/Open                      211.3(2)              24.39
----------------------------------------------------------------------------------------------------------------------
Managers Global Bond Fund           3/12/02       Fixed Income/Open                       31.3(2)             21.76
----------------------------------------------------------------------------------------------------------------------
Managers Fixed Income Fund          5/18/04       Fixed Income/Open         A              6.4(2)              10.54
                                                                            B             22.6(2)              10.49
                                                                            C             15.3(2)              10.55
                                                                            Y             23.4(2)              10.59
----------------------------------------------------------------------------------------------------------------------
Managers Balanced Fund              5/18/04       Fixed Income/Open         A              2.9(2)              11.30
                                                                            B             11.3(2)              11.11
                                                                            C              6.8(2)              11.21
                                                                            Y              7.8(2)              11.40
----------------------------------------------------------------------------------------------------------------------
Maxim Loomis Sayles Small-Cap       11/1/94          Equity/Open                         148.6(2)              20.02
Value Portfolio
----------------------------------------------------------------------------------------------------------------------
Maxim Loomis Sayles Bond            11/1/94       Fixed Income/Open                      230.2(2)             12.25
Portfolio
----------------------------------------------------------------------------------------------------------------------
AB Funds                             8/27/01             Fixed             GS-2           27.2(2)   GS-2       9.07
Trust-Extended Duration                              Income/Open           GS-4          376.2(2)   GS-4       15.38
Bond Fund                                                                  GS-6           29.4(2)   GS-6       9.06
                                                                           GS-8           N/A       GS-8       9.06
----------------------------------------------------------------------------------------------------------------------
USAA Growth Fund                    04/05/71            Equity                           795.0(2)              13.65
                                                         Open
----------------------------------------------------------------------------------------------------------------------
USAA Growth & Tax Strategy Fund     01/11/89            Equity                           190.6(2)              14.66
                                                         Open
----------------------------------------------------------------------------------------------------------------------

(1)  as at the end of December 2004

(2)  as at the end of January 2005

(3)  Miscellaneous:

     1.   Trust

          During the six months prior to the filing of this document, there has been, or is, no litigation which had or is expected to have a material effect on the Fund or the Trust during the six months before the filing of this report.

     2.   Loomis, Sayles & Company, L.P. (Investment Management Company)

          During the six months prior to the filing of this document, there has been no litigation or fact which caused or would cause, a material effect to the Fund or the Investment Management Company.

(2)  Other amedments

Cover page
(Before the amendment)

Address of Principal Office:                         One Financial Center
                                                     --------------------
                                                     Boston, Massachusetts 02111
                                                     U. S. A.              -----

(After the amendment)
Address of Principal Office:                         399 Boylston Street
                                                     -------------------
                                                     Boston, Massachusetts 02116
                                                     U. S. A.              -----

PART I INFORMATION CONCERNING SECURITIES

8.   PLACE OF SUBSCRIPTION:

(Before the amendment)

    Marusan Securities Co., Ltd. (hereinafter referred to as "Marusan")
    5-2, Nihonbashi 2-chome, Chuo-ku, Tokyo
    SMBC Friend Securities Co., Ltd. (hereinafter referred to as " SMBC Friend") 7-12, Nihonbashi Kabutocho, Chuo-ku, Tokyo
    Mitsubishi Securities Co., Ltd. (hereinafter referred to as "Mitsubishi") 4-1, Marunouchi 2-chome, Chiyoda-ku, Tokyo
    (hereinafter the above three companies referred to as "Distributors in Japan" collectively or as "Distributor in Japan" severally.)

    Note: The subscription is handled at the head office and the branch offices in Japan of the above-mentioned securities company.

(After the amendment)
    Marusan Securities Co., Ltd. (hereinafter referred to as "Marusan")
    5-2, Nihonbashi 2-chome, Chuo-ku, Tokyo
    SMBC Friend Securities Co., Ltd. (hereinafter referred to as " SMBC Friend") 7-12, Nihonbashi Kabutocho, Chuo-ku, Tokyo
    Mitsubishi Securities Co., Ltd. (hereinafter referred to as "Mitsubishi") 4-1, Marunouchi 2-chome, Chiyoda-ku, Tokyo
    (hereinafter the above three companies referred to as "Distributors in Japan" collectively or as "Distributor in Japan" severally.)

    Note 1:   The subscription is handled at the head office and the branch
         -    offices in Japan of the above-mentioned securities company.

    Note 2: Mitsubishi Securities Co., Ltd. will change its name to Mitsubishi UFJ Securities Co., Ltd. due to merger with UFJ Tsubasa Securities Co., Ltd. to be effected on October 1, 2005. The address of Mitsubishi UFJ Securities Co., Ltd. will become 4-1, Marunouchi 2-chome, Chiyoda-ku, Tokyo. The same applies hereinafter.

PART II. INFORMATION CONCERNING FUNDS

I.   DESCRIPTION OF THE FUND

l.   NATURE OF THE FUND

(1)  Objects and Basic Nature of the Fund

(Before the amendment)

                                    [Omitted]

     The Trust, registered with the United States Securities and Exchange Commission ("SEC") as an open-ended management investment company, is organized as a Massachusetts business trust under the laws of Massachusetts by an Agreement and Declaration of Trust (the "Declaration of Trust") dated February 20, 1991. Each series of the Trust is diversified. The Trust currently has 13 series: Loomis Sayles Aggressive Growth Fund, Loomis Sayles Growth Fund, Loomis Sayles High Income Fund, Hansberger Foreign Growth (formerly Loomis Sayles International Equity Fund), Loomis Sayles Investment Grade Bond Fund, Loomis Sayles Limited Term Government and Agency Fund, Loomis Sayles Municipal Income Fund, Loomis Sayles Research Fund, Loomis Sayles Small Cap Growth Fund, Loomis Sayles Strategic Income Fund, Loomis Sayles Tax-Managed Equity Fund, Loomis Sayles Value Fund and Loomis Sayles Worldwide Fund.

                                    [Omitted]

(After the amendment)

                                    [Omitted]

          The Trust, registered with the United States Securities and Exchange Commission ("SEC") as an open-ended management investment company, is organized as a Massachusetts business trust under the laws of Massachusetts by an Agreement and Declaration of Trust (the "Declaration of Trust") dated February 20, 1991. Each series of the Trust is diversified. The Trust currently has 12 series: Loomis Sayles Aggressive Growth Fund, Loomis Sayles Growth Fund, Loomis Sayles High Income Fund, Loomis Sayles Investment Grade Bond Fund, Loomis Sayles Limited Term Government and Agency Fund, Loomis Sayles Municipal Income Fund, Loomis Sayles Research Fund, Loomis Sayles Small Cap Growth Fund, Loomis Sayles Strategic Income Fund, Loomis Sayles Tax-Managed Equity Fund, Loomis Sayles Value Fund and Loomis Sayles Worldwide Fund.

                                    [Omitted]

PART IV. SPECIAL INFORMATION

II.  OUTLINE OF THE OTHER RELATED COMPANIES

(Before the amendment)

     (F)  Mitsubishi Securities Co., Ltd. (Distributor in Japan)

          [(1) Omitted]

          (2)  Description of Business

               Mitsubishi is a diversified securities company in Japan. Mitsubishi engages in handling the sales and redemptions of the fund shares for foreign investment funds.

(After the amendment)

     (F)  Mitsubishi Securities Co., Ltd. (Distributor in Japan)

          [(1) Omitted]

          (2)  Description of Business

               Mitsubishi is a diversified securities company in Japan. Mitsubishi engages in handling the sales and redemptions of the fund shares for foreign investment funds.

    (Note) Mitsubishi Securities Co., Ltd. will become Mitsubishi UFJ Securities Co., Ltd. due to merger with UFJ Tsubasa Securities Co., Ltd. to be effected on October 1, 2005.


********************************************************************************

The following legend has been added to the version of this document filed on the U.S. Securities and Exchange Commission's EDGAR website.

To ensure compliance with requirements imposed by the United States Internal Revenue Service, you are hereby notified that the United States tax advice contained herein (i) is written in connection with the promotion or marketing by the Fund of the transactions or matters addressed herein, and (ii) is not intended or written to be used, and cannot be used by any taxpayer, for the purpose of avoiding United States tax penalties. Each taxpayer should seek advice based on the taxpayer's particular circumstances from an independent tax advisor.

********************************************************************************